As filed with the Securities and Exchange           Registration No. 333-57218
Commission on September 06, 2001                    Registration No. 811-05626
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. __        [ ]
                        Post-Effective Amendment No. 1        [X]
                                    and/or

                         REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 132              [X]

                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                                West Chester, PA             19380-1478
      (Address of Depositor's Principal Executive Offices)   (Zip Code)
      Depositor's Telephone Number, including Area Code (610) 425-3400

                   (Name and Address of Agent for Service)

Linda E. Senker, Esq.                       COPY TO:
Golden American Life Insurance Company      Stephen E. Roth, Esq.
1475 Dunwoody Drive                         Sutherland Asbill & Brennan LLP
West Chester, PA  19380                     1275 Pennsylvania Avenue, N.W.
(610) 425-4139                              Washington, D.C. 20004-2415
-------------------------------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practical after the effective date of the Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box):
     [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ]  on (date) pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Deferred Combination Variable and Fixed Annuity Contracts

                              PARTS A AND B

The Prospectus, dated July 13, 2001 and the Statement of Additional Information dated July 13, 2001, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 1 by reference to Registrant's filings under Rules 497(e) as filed on July 18, 2001 (File No. 333-57218).

Three supplements dated September 6, 2001, September 13, 2001 and October 1, 2001 to the Prospectus are included in Part A respectively, of this Post-Effective Amendment No. 1.

                               SEPARATE ACCOUNT B

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                                SUPPLEMENT DATED
                 SEPTEMBER 13, 2001 TO JULY 13, 2001 PROSPECTUS

GENERAL DESCRIPTION OF GET P

Series P of the Aetna GET Fund (GET P) is an investment option that may be available during the accumulation phase of the contract. Golden American Life Insurance Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET P. Aeltus Investment Management, Inc. serves as investment adviser to GET P. We will offer GET P shares only during its offering period, which is scheduled to run from September 13, 2001 through the close of business on December 12, 2001. GET P may not be available under your contract, your plan or in your state. Please read the GET P prospectus for a more complete description of GET P, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET P

GET P seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period. GET P's guarantee period runs from December 13, 2001 through December 15, 2006. During the offering period, all GET P assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET P will end on December 15, 2006, which is GET P's maturity date. The Company guarantees that the value of an accumulation unit of the GET P subaccount under the contract on the maturity date (as valued after the close of business on December 15, 2006) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET P subaccount to make up the difference. This means that if you remain invested in GET P until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET P as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET P subaccount. The value of dividends and distributions made by GET P throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET P investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective. If you withdraw or transfer funds from GET P before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET P. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET P amounts. If you do not make a choice, on the maturity date we will transfer your GET P amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET P amounts to the fund or funds designated by the Company.

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET P Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET P investment option:

GET P GUARANTEE CHARGE (deducted daily during the Guarantee Period)...     0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES
(including the optional 0.50% Premium Bonus Option Charge)1...........  2.40%/2/
The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES P ANNUAL EXPENSES (As a percentage of the average net assets.)

                                                                          TOTAL FUND                      TOTAL FUND
                                                DISTRIBUTION                ANNUAL                          ANNUAL
                                                   AND/OR                  EXPENSES       TOTAL            EXPENSES
                                   INVESTMENT     SERVICE                  WITHOUT       WAIVERS            (AFTER
                                    ADVISORY      (12B-1)      OTHER      WAIVERS OR        OR             EXPENSE
     PORTFOLIO                        FEE3          FEE      EXPENSES4    REDUCTIONS    REDUCTIONS     REIMBURSEMENT)5
                                   ----------   ------------ ---------    ----------    ----------     ---------------
   Aetna GET Fund Series P             0.60%        0.25%       0.15%        1.00%         0.00%             1.00%


For more information regarding expenses paid out of assets of the fund, see the GET P prospectus.

------------------------
1 If you elect the premium bonus option, the premium bonus option charge is assessed during the first seven account years. After the seventh account year, or if you do not elect the premium bonus option, the maximum total separate account expenses you would pay is 1.90%.

2 The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

3 The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

4 "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET P and any additional direct fund expenses.

5 The investment adviser is contractually obligated through GET P's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET P's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets (excluding the 12b-1 fee). It is not expected that GET P's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES P

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET P investment option under the contract (until GET P's maturity date) and assume a 5% annual return on the investment./6/

                                                          EXAMPLE A
   >   These examples are purely hypothetical.    If you withdraw your entire
   >   They should not be considered a            account value at the end of
       representation of past or future           the periods  shown, you would
       expenses or expected returns.              pay the following expenses,
   >   Actual expenses and/or returns may be      including any applicable early
       more or less than those shown in these     withdrawal charge:
       examples.



                                                  1 YEAR      3 YEARS    5 YEARS
                                                  ------      -------    -------
   Aetna GET Fund Series P                         $97         $159       $214

                                                          EXAMPLE B
                                                  If at the end of the periods
                                                  shown you (1) leave your
                                                  entire account value invested
                                                  or (2) select an income phase
                                                  payment option, you would pay
                                                  the following expenses (no
                                                  early withdrawal charge is
                                                  reflected):

                                                 1 YEAR     3 YEARS    5 YEARS
                                                 ------     -------    -------
   Aetna GET Fund Series P                        $34        $105       $178

---------------------------
6 The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET P guarantee charge of 0.50%, an annual premium bonus charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.023% and all charges and expenses of the GET P Fund including the 12b-1 fee. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3 and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix II--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES P)
INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from December 13, 2001 through December 15, 2006, the maturity date.

POLICIES

Prior to December 13, 2001, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series P are those generally attributable to stock and bond investing. The success of Series P's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series P invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series P assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series P would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series P assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series P's ability to participate as fully in upward equity market movements and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser:  Aeltus Investment Management, Inc.


111011                                                                09/13/01

                               SEPARATE ACCOUNT B
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED OCTOBER 1, 2001 TO
                         PROSPECTUS DATED JULY 13, 2001

The information in this supplement updates and amends certain information in the prospectus dated July 13, 2001. You should read this supplement along with the prospectus.

1.   The following new investment options may be available under the contract.

         AIM V.I. Dent Demographic Trends Fund (Series II)
         AIM V.I. Growth Fund (Series II)

     Some investment options may be unavailable through certain contracts or in some states.

2. The following adds information about the funds listed in item 1 of this supplement to page 10 of the prospectus.

     ---------------------------------- ------------ -------- ----------- ------------ ----------- ------------
                                                                           TOTAL FUND                NET FUND
                                                   DISTRIBUTION             ANNUAL                   ANNUAL
                                                     AND/OR                 EXPENSES      TOTAL      EXPENSES
                                        INVESTMENT   SERVICE                WITHOUT    WAIVERS AND    AFTER
                                         ADVISORY    (12B-1)     OTHER     WAIVERS OR   REDUCTIONS  WAIVERS OR
     FUND NAME                             FEES        FEE      EXPENSES   REDUCTIONS               REDUCTIONS
     ---------------------------------- ------------ -------- ----------- ------------ ----------- ------------
     AIM V.I. Dent Demographic
     Trends Fund (Series II)               0.62%       0.25%     0.76%       1.63%        0.18%        1.45%
     ---------------------------------- ------------ -------- ----------- ------------ ----------- ------------
     AIM V.I. Growth Fund (Series II)
                                           0.61%       0.25%     0.22%       1.08%        0.00%        1.08%
     ---------------------------------- ------------ -------- ----------- ------------ ----------- ------------

3. The following hypothetical examples add expense information about the funds listed in item 1 of this supplement to pages 12 and 13 of the prospectus.


HYPOTHETICAL EXAMPLES: IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges, except the premium bonus option charge (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% and an annual maintenance fee of $30.00 (converted to a percentage of assets equal to .023%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

-----------------------------------------

>   These examples are purely
    hypothetical.                                        EXAMPLE A
>   They should not be considered a                      ---------
    representation of past or future      If you withdraw your entire account
    expenses or expected returns.         value at the end of the periods shown,
>   Actual expenses and/or returns may    you would pay the following expenses,
    be more or less than those shown in   including any applicable early
    these examples.                       withdrawal charge:
-----------------------------------------
                                               1 YEAR              3 YEARS
                                               ------              -------
AIM V.I. Dent Demographic Trends Fund           $94                  $148
(Series II)
AIM V.I. Growth Fund (Series II)                $88                  $132


                                                         EXAMPLE B
                                                         ---------
                                         If at the end of the periods shown you
                                         (1) leave your entire account value
                                         invested or (2) select an income phase
                                         payment option, you would pay the
                                         following expenses (no early withdrawal
                                         charge is reflected):*

AIM V.I. Dent Demographic Trends Fund         1 YEAR              3 YEARS
(Series II)                                   ------              -------
AIM V.I. Growth Fund (Series II)               $31                  $94
                                               $25                  $78

HYPOTHETICAL EXAMPLES: IF YOU ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15%, an annual maintenance fee of $30.00 (converted to a percentage of assets equal to .023%) and the premium bonus option charge of 0.50% during the first seven account years). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

---------------------------------------

>   These examples are purely                    EXAMPLE A
    hypothetical.                                ---------
>   They should not be considered a
    representation of past or future      If you withdraw your entire account
    expenses or expected returns.         value at the end of the periods shown,
>   Actual expenses and/or returns may    you would pay the following expenses,
    be more or less than those shown in   including any applicable early
    these examples.                       withdrawal charge:

---------------------------------------
                                              1 YEAR              3 YEARS
                                              ------              -------
AIM V.I. Dent Demographic Trends Fund          $99                  $163
  (Series II)
AIM V.I. Growth Fund (Series II)               $93                  $147


                                                 EXAMPLE B
                                                 ---------
                                         If at the end of the periods shown you
                                         (1) leave your entire account value
                                         invested or (2) select an income phase
                                         payment option, you would pay the
                                         following expenses (no early withdrawal
                                         charge is reflected):

                                                1 YEAR              3 YEARS
                                                ------              -------
AIM V.I. Dent Demographic Trends Fund            $36                 $109
  (Series II)
AIM V.I. Growth Fund (Series II)                 $30                 $93

4. The following information is added to Appendix II, Description of Underlying Funds, in the prospectus:

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II SHARES

INVESTMENT OBJECTIVE Seeks long term growth of capital.

POLICIES

The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

PRINCIPAL RISKS

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

INVESTMENT ADVISER:  AIM Advisors, Inc.
SUBADVISOR:  H.S. Dent Advisors, Inc.

AIM V.I. GROWTH FUND - SERIES II SHARES

INVESTMENT OBJECTIVE Seeks growth of capital.

POLICIES

The fund seeks to meet its objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. The fund may invest up to 25% of its assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The prices of foreign securities may be further affected by other factors, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

INVESTMENT ADVISER:  AIM Advisors, Inc.




111018                                                         OCTOBER 1, 2001

                               SEPARATE ACCOUNT B

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                      SUPPLEMENT DATED SEPTEMBER 6, 2001 TO

                         PROSPECTUS DATED JULY 13, 2001

The information in this supplement updates and amends certain information in the prospectus dated July 13, 2001. You should read this supplement along with the prospectus.

1. The following additional Fixed Interest Option may be available under the contract:

         o  Fixed Account

2. The following adds information about the Fixed Interest Options to page 2 of the prospectus:

         Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

3. The following adds information about the Fixed Account to the Fixed Interest Options section on page 18 of the prospectus:

         The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and III and the Guaranteed Account prospectus.

4. The following adds information about Transfers Among Investment Options to page 20 of the prospectus:

         Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed.

5. The following adds information about Steps for Making a Withdrawal to page 32 of the prospectus:

         See Appendices I and III and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.


6.   The following adds Appendix III to the prospectus.

                                  APPENDIX III

                                  FIXED ACCOUNT

GENERAL DISCLOSURE.

     o The Fixed Account is an investment option available during the accumulation phase under the contract.

     o Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

     o Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

     o Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

     o Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

     o    Additional information about this option may be found in the contract.

INTEREST RATES.

     o The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

     o Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an earlywithdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Home Office at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments, if available at that time.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROFILE AND PROSPECTUS.

111026 ING SmartDesign Variable Annuity                                09/06/01

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:

         (1) All financial statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein
         (2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

                                   SCHEDULE I
                             SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                             (DOLLARS IN THOUSANDS)

                                                                                                                       BALANCE
                                                                                                                         SHEET
   DECEMBER 31, 2000                                                                      COST(1)          VALUE        AMOUNT
--------------------------------------------------------------------------------- --------------- -------------- -------------
   TYPE OF INVESTMENT
   Fixed maturities, available for sale:
    Bonds:
      United States government and governmental agencies and authorities....            $18,607       $19,171          $19,171
      Public utilities......................................................             54,132        52,826           52,826
      Corporate securities..................................................            355,890       349,202          349,202
      Other asset-backed securities.........................................            223,787       224,122          224,122
      Mortgage-backed securities............................................            146,335       147,257          147,257
                                                                                  --------------- -------------- -------------
      Total fixed maturities, available for sale............................            798,751       792,578          792,578

   Equity securities:
      Common stocks: industrial, miscellaneous, and all other...............              8,611         6,791            6,791

   Mortgage loans on real estate.........................................                99,916                         99,916
   Policy loans..........................................................                13,323                         13,323
   Short-term investments................................................               106,775                        106,775
                                                                                  ---------------                -------------
   Total investments.....................................................            $1,027,376                     $1,019,383
                                                                                  ===============                =============

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                             (DOLLARS IN THOUSANDS)

 COLUMN A      COLUMN B       COLUMN C   COLUMN D   COLUMN E    COLUMN F   COLUMN G     COLUMN H    COLUMN I    COLUMN J  COLUMN K
----------------------------------------------------------------------------------------------------------------------------------
                               FUTURE
                                POLICY                                                             AMORTIZA-
                             BENEFITS,                 OTHER                             BENEFITS    TION OF
                               LOSSES,                POLICY                              CLAIMS,   DEFERRED
                DEFERRED        CLAIMS                CLAIMS   INSURANCE                   LOSSES     POLICY
                  POLICY           AND   UNEARNED        AND    PREMIUMS         NET          AND     ACQUI-       OTHER
             ACQUISITION          LOSS    REVENUE   BENEFITS         AND  INVESTMENT   SETTLEMENT     SITION   OPERATING  PREMIUMS
SEGMENT            COSTS      EXPENSES    RESERVE    PAYABLE     CHARGES      INCOME     EXPENSES      COSTS   EXPENSES*   WRITTEN
----------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000:

Life insurance  $635,147    $1,062,891     $6,817        $82    $144,877     $64,140     $200,031    $55,154   $143,300        --

YEAR ENDED DECEMBER 31, 1999:

Life insurance   528,957     1,033,701      6,300          8      82,935      59,169      182,221     33,119    (83,827)       --

YEAR ENDED DECEMBER 31, 1998:

Life insurance   204,979       881,112      3,840         --       39,119     42,485       96,968      5,148    (26,406)       --


* This includes policy acquisition costs deferred for first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.

                                   SCHEDULE IV
                                   REINSURANCE


Column A                                              COLUMN B        COLUMN C         COLUMN D        COLUMN E        COLUMN F
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     PERCENTAGE
                                                                      CEDED TO          ASSUMED                       OF AMOUNT
                                                         GROSS           OTHER       FROM OTHER             NET         ASSUMED
                                                        AMOUNT       COMPANIES        COMPANIES          AMOUNT          TO NET
----------------------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2000:

    Life insurance in force.................      $196,334,000    $105,334,000               --     $91,000,000              --
                                                ==================================================================================

AT DECEMBER 31, 1999:

    Life insurance in force.................      $225,000,000    $119,575,000               --    $105,425,000              --
                                                ==================================================================================

AT DECEMBER 31, 1998:

    Life insurance in force.................      $181,456,000    $111,552,000               --     $69,904,000              --
                                                ==================================================================================

EXHIBITS

1 Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant(1)

2     Not applicable

3 (a) Distribution Agreement between the Depositor and Direct Services, Inc.(1)
  (b) Form of Dealers Agreement(1)
  (c) Organizational Agreement(1)
  (d) Addendum to Organizational Agreement(1)
  (e) Expense Reimbursement Agreement(1)
  (f) Form of Assignment Agreement for Organization Agreement(1)

4 (a) Form of Variable Annuity Group Master Contract (2)
  (b) Form of Variable Annuity Contract (2)
  (c) Form of Variable Annuity Certificate (2)
  (d) Form of Endorsement for GET Fund (2)
  (e) Form of Endorsement for Premium Bonus (2)

5     Not applicable

6 (a) Resolution of the Board of Directors for Powers of
      Attorney, dated 04/23/99(1)
  (b) Certificate of Amendment of the Restated Articles of Incorporation of Golden American Life Insurance Company, dated 03/01/95(1)
  (c) By-laws of Golden American Life Insurance Company, dated 01/07/94(1)

7     Not applicable

8 (a) Participation Agreement between Golden American Life Insurance
      Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
      Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series (each a "Fund" or in the aggregate "Funds"), and Aeltus Investment Management, Inc. ("Aeltus" or "Adviser")
  (b) Form of Participation Agreement between Golden American Life Insurance Company and Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (2)
  (c) Participation Agreement between Golden American Life Insurance
      Company and Variable Insurance Products Funds, Fidelity Distributors Corporation
  (d) Form of Administrative Services Agreement and Form of Participation Agreement between Golden American Life Insurance Company and INVESCO Variable Investment Funds, Inc. (2)
  (e) Form of Participation Agreement and Form of Distribution and
      Shareholder Services Agreement between Golden American Life Insurance Company and Janus Aspen Series Service Shares (2)
  (f) Participation Agreement between Golden American Life Insurance
      Company and Brinson Series Trust
  (g) Form of Participation Agreement between Golden American Life Insurance Company and Pilgrim Variable Products Trust and Pilgrim Variable Insurance Trust (2)
  (h) Participation Agreement between Golden American Life Insurance
      Company, PIMCO Variable Insurance Trust, and PIMCO Funds
      Distributors LLC (2)
  (i) Form of Participation Agreement between Golden American Life Insurance Company and Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (2)
  (j) Form of Participation Agreement between Golden American Life Insurance Company, Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company (2)
  (k) Participation Agreement between Golden American Life Insurance
      Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC (2)
  (l) Form of Participation Agreement between Golden American Life Insurance Company and Putnam Variable Trust and Putnam Retail Management, Inc. (2)
  (m) Service Agreement between Golden American Life Insurance
      Company and Equitable Life Insurance Company of Iowa (2)
  (n) Service Agreement between Golden American Life Insurance Company and Directed Services, Inc. (1)
  (o) Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC (1)
  (p) Reciprocal Loan Agreement between Golden American Life Insurance Company and ING America Insurance Holdings, Inc.(1)
  (q) Revolving Note Payable between Golden American Life Insurance Company and SunTrust Bank (1)
  (r) Surplus Note, dated 12/17/96, between Golden American Life Insurance Company and Equitable of Iowa Companies (1)
  (s) Surplus Note, dated 12/30/98, between Golden American Life Insurance Company and Equitable Life Insurance Company of Iowa (1)
  (t) Surplus Note, dated 09/30/99, between Golden American Life Insurance Company and ING AIH (1)
  (u) Surplus Noted, dated 12/08/99, between Golden American Life Insurance Company and First Columbine Life Insurance Company (1)
  (v) Surplus Note, dated 12/30/99, between Golden American Life Insurance Company and Equitable of Iowa Companies (1)
  (w) Reinsurance Agreement, dated 06/30/00, between Golden
      American and Equitable Life Insurance Company of Iowa (1)
  (x) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of July 31, 2000 and expiring July 31, 2001 (1)
  (y) Form of Participation Agreement between Golden American Life
      Insurance Company and AIM Advisors, Inc.

9     Opinion and Consent of Myles R. Tashman

10(a) Consent of Sutherland Asbill & Brennan LLP
  (b) Consent of Ernst & Young LLP, Independent Auditors
  (c) Consent of Myles Tashman, incorporated in Item 9 of this Part C, together with the opinion of Myles R. Tashman

11    Not applicable

12    Not applicable

13    Not applicable

14    Not applicable

15    Powers of Attorney
------------------------------

(1) Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on March 19, 2001 (File Nos. 333-57218, 811-5626)

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-5626)

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------
Robert C. Salipante     ReliaStar Financial Corp.     Director and Chief
                        20 Washington Avenue South    Executive Officer
                        Minneapolis, MN  55402

Chris D. Schreier       ReliaStar Financial Corp.     President
                        20 Washington Avenue South
                        Minneapolis, MN  55402

Barnett Chernow         Golden American Life Ins. Co. President and
                        1475 Dunwoody Drive           CEO, Investment
                        West Chester, PA  19380       Products Group

Thomas J. McInerney     ING Aetna Financial Services  Director
                        151 Farmington Avenue
                        Hartford, CT  06156

Mark A. Tullis          ING Insurance Operations      Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

Phillip R. Lowery       ING Insurance Operations      Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

Wayne R. Huneke         ING Insurance Operations      Director and Chief
                        5780 Powers Ferry Road        Financial Officer
                        Atlanta, GA  30327-4390

Myles R. Tashman        Golden American Life Ins. Co. Executive Vice President,
                        1475 Dunwoody Drive           General Counsel and
                        West Chester, PA  19380       Assistant Secretary

James R. McInnis        Golden American Life Ins. Co. Executive Vice President
                        1475 Dunwoody Drive           and Chief Marketing
                        West Chester, PA  19380       Officer

Stephen J. Preston      Golden American Life Ins. Co. Executive Vice President
                        1475 Dunwoody Drive           and Chief Actuary
                        West Chester, PA  19380

Steven G. Mandel        Golden American Life Ins. Co. Senior Vice President and
                        1475 Dunwoody Drive           Chief Information Officer
                        West Chester, PA  19380

Ronald R. Blasdell      Golden American Life Ins. Co. Senior Vice President
                        1475 Dunwoody Drive
                        West Chester, PA  19380

E. Robert Koster        Golden American Life Ins. Co. Senior Vice President
                        1475 Dunwoody Drive
                        West Chester, PA  19380

David L. Jacobson       Golden American Life Ins. Co. Senior Vice President and
                        1475 Dunwoody Drive           Chief Compliance Officer
                        West Chester, PA  19380

William L. Lowe         Equitable of Iowa Companies   Senior Vice President,
                        909 Locust Street             Sales & Marketing
                        Des Moines, IA  50309

Gary F. Haynes          Golden American Life Ins. Co. Senior Vice President
                        1475 Dunwoody Drive           Operations
                        West Chester, PA  19380

David S. Pendergrass    ING Insurance Operations      Vice President and
                        5780 Powers Ferry Road        Treasurer
                        Atlanta, GA  30327-4390

Paula Cludray-Engelke   ReliaStar Financial Corp.     Secretary
                        20 Washington Avenue South
                        Minneapolis, MN  55402

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
-------------------------------------------------------------------------------

     The Depositor owns 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

     The following persons control or are under common control with the
Depositor:

     DIRECTED SERVCIES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

     The Registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING Groep N.V., as of February 28, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-5626)

Item 27.      Number of Contract Owners

As of July 31, 2001, there are 66,407 qualified contract owners and 84,774 non-qualified contract owners in Golden American's Separate Account B.

Item 28.      Indemnification

     Golden American Life Insurance Company (Golden American) shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

     Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

     Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law. ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

     (a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, First Golden American Life
          Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

     (b) The following information is furnished with respect to the officers and directors of DSI, the principal underwriter:

Name and Principal                       Positions and Offices with
Business Address                         Principal Underwriter

James R. McInnis*                        President

Barnett Chernow*                         Director and Executive Vice President

Myles R. Tashman*                        Director, Executive Vice President,
                                         Secretary and General Counsel

Stephen J. Preston*                      Executive Vice President

Davis S. Pendergrass**                   Vice President and Treasurer

David L. Jacobson*                       Senior Vice President and Assistant
                                         Secretary

*The principal business address for these directors and officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

**The principal business address of this director is ING Insurance Operation, 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

(c) Compensation as of December 31, 2000:

(1)                                (2)               (3)               (4)             (5)
Name of                     Net Underwriting
Principal                   Discounts and       Compensation on    Brokerage
Underwriter                 Commissions         Redemption         Commissions    Compensation
------------------------    ----------------    ---------------    -----------    ------------
Directed Services, Inc.        $208,883               $0               $0              $0

Item 30.      Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by:

      Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

Item 31.      Management Services

     Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove and send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

1. The Company hereby represents that the account meets the definition of a "separate account" under federal securities law.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Golden American Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-57218) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 6th day of September 2001.

                                                   SEPARATE ACCOUNT B
                                                       (Registrant)

                   By: GOLDEN AMERICAN LIFE INSURANCE COMPANY

                                                       (Depositor)

                                     By: Robert C. Salipante*
                                        ----------------------------
                                             Robert C. Salipante
                                           Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on September 06, 2001.

Signature                            Title

                                     Director and Chief Executive Officer
Robert C. Salipante*
-----------------------------------
Robert C. Salipante

                                     Director and Senior Vice President
Wayne R. Huneke*
-----------------------------------
Wayne R. Huneke

                                     Director
Thomas J. McInerney*
-----------------------------------
Thomas J. McInerney

                                     Director
Phillip R. Lowery*
-----------------------------------
Phillip R. Lowery

                                     Director
Mark A. Tullis*
-----------------------------------
Mark A. Tullis

                                     Director
Michael W. Cunningham*
-----------------------------------
Michael W. Cunningham

              /s/ Linda E. Senker
              -------------------------------
              Linda E. Senker
              Vice President and Associate
              General Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX



EXHIBIT NO.                       EXHIBIT
-----------                       -------

99.B(8)(a)    Participation Agreement between Golden American Life
              Insurance Company and Aetna Variable Fund

99.B(8)(c)    Participation Agreement between Golden American Life
              Insurance Company and Variable Insurance Products Funds,
              Fidelity Distributors Corporation

99.B(8)(f)    Participation Agreement between Golden American Life
              Insurance Company and Brinson Series Trust

99.B(8)(y)    Form of Participation Agreement between Golden American
              Life Insurance Company and AIM Advisors, Inc.

99.B(9)       Opinion and Consent of Myles R. Tashman

99.B(10)(a)   Consent of Sutherland Asbill & Brennan LLP

99.B(10)(b)   Consent of Ernst & Young LLP, Independent Auditors

99.B(15)      Powers of Attorney